UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-01976

                              Sequoia Fund, Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street, Suite 5000

                           New York, NY 10019

(Address of principal executive offices) (Zip code)

Robert D. Goldfarb

Ruane, Cunniff & Goldfarb Inc.

9 West 57th Street

Suite 5000

                           New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 686-6884

Date of fiscal year end:  December 31, 2015

Date of reporting period:  June 30, 2015

Item 1. Reports to Stockholders.

Report to Stockholders.

Sequoia Fund, Inc.

Sequoia Fund, Inc.

Illustration of An Assumed Investment of $10,000

(Unaudited)

The table below covers the period from July 15, 1970 (the date Sequoia Fund, Inc. (the “Fund”) shares were first offered to the public) to June 30, 2015. This period was one of widely fluctuating common stock prices. The results shown, which assume reinvestment of distributions, represent past performance and do not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance shown. Investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Period Ended	Total Value of Shares

July 15, 1970	$10,000
May 31, 1971	11,934
May 31, 1972	13,507
May 31, 1973	11,242
May 31, 1974	10,013
May 31, 1975	13,325
May 31, 1976	17,393
May 31, 1977	22,826
Dec. 31, 1977	28,057
Dec. 31, 1978	34,771
Dec. 31, 1979	38,961
Dec. 31, 1980	43,894
Dec. 31, 1981	53,329
Dec. 31, 1982	69,920
Dec. 31, 1983	89,015
Dec. 31, 1984	105,481
Dec. 31, 1985	134,975
Dec. 31, 1986	153,027
Dec. 31, 1987	164,361
Dec. 31, 1988	182,516
Dec. 31, 1989	233,453
Dec. 31, 1990	224,586
Dec. 31, 1991	314,426
Dec. 31, 1992	343,863

Period Ended	Total Value of Shares

Dec. 31, 1993	$380,919
Dec. 31, 1994	393,633
Dec. 31, 1995	556,525
Dec. 31, 1996	677,506
Dec. 31, 1997	970,200
Dec. 31, 1998	1,312,197
Dec. 31, 1999	1,095,125
Dec. 31, 2000	1,314,850
Dec. 31, 2001	1,453,175
Dec. 31, 2002	1,414,776
Dec. 31, 2003	1,656,923
Dec. 31, 2004	1,734,116
Dec. 31, 2005	1,869,038
Dec. 31, 2006	2,024,960
Dec. 31, 2007	2,195,146
Dec. 31, 2008	1,601,905
Dec. 31, 2009	1,848,293
Dec. 31, 2010	2,208,627
Dec. 31, 2011	2,499,935
Dec. 31, 2012	2,891,849
Dec. 31, 2013	3,891,835
Dec. 31, 2014	4,185,695
June 30, 2015	4,595,680

Please consider the investment objectives, risks and charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other information about the Fund. You may obtain year to date performance as of the most recent month end, and a copy of the prospectus by calling 1-800-686-6884, or on the Fund’s website at www.sequoiafund.com. Please read the prospectus carefully before investing.

Shares of the Fund are offered through the Fund’s distributor, Ruane, Cunniff & Goldfarb LLC. Ruane, Cunniff & Goldfarb LLC is an affiliate of Ruane, Cunniff & Goldfarb Inc. and is a member of FINRA. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Sequoia Fund, Inc.

Annual Fund Operating Expenses

(Unaudited)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)

The Fund does not impose any sales charges, exchange fees or redemption fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	1.00%
Other Expenses	0.03%
Total Annual Fund Operating Expenses*	1.03%

*Does not reflect Ruane, Cunniff & Goldfarb Inc.’s (“Ruane, Cunniff & Goldfarb”) contractual reimbursement of a portion of the Fund’s operating expenses. This reimbursement is a provision of Ruane, Cunniff & Goldfarb’s investment advisory agreement with the Fund and the reimbursement will be in effect only so long as that investment advisory agreement is in effect. The expense ratio presented is from the Prospectus dated May 1, 2015. For the year ended December 31, 2014, the Fund’s annual operating expenses and investment advisory fee, net of such reimbursement, were 1.00% and 0.97%, respectively.

Sequoia Fund, Inc.

To the Shareholders of

Sequoia Fund, Inc.

Dear Shareholder:

Sequoia Fund’s results for the second quarter of 2015 appear below with comparable results for the S&P 500 Index:

To June 30, 2015	Sequoia Fund	S&P 500 Index*
3 Months	1.96%	0.28%
6 Months	9.78%	1.23%
1 Year	17.04%	7.42%
5 Years (Annualized)	19.04%	17.34%
10 Years (Annualized)	10.30%	7.89%

The numbers shown above represent past performance and do not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Future performance may be lower or higher than the performance information shown. The performance data quoted represents past performance and assumes reinvestment of distributions.

The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Year to date performance as of the most recent month end can be obtained by calling DST Systems, Inc. at (800) 686-6884.

*The S&P 500 Index is an unmanaged capitalization-weighted index of the common stocks of 500 major US corporations.

•   •   •   •   •    •   •   •   •   •   •   •   •   •   •    •   •   •   •   •   •   •   •   •   •    •   •   •   •   •   •   •   •   •   •    •   •   •   •   •   •

•   •

As of this writing, the Sequoia Fund is up 16.27% year-to-date versus up 2.34% for the S&P 500 Index.

Based on activity to the date of this letter, the capital gains distribution will be approximately $7.59 per share and would be distributed in November. We will do our best to keep you informed of any material changes due to sales activity through October 31, 2015. IRS regulations dictate that capital gain distributions are determined by transactions from November 1 of one year to October 31 of the following year.

We are providing you with a copy of the transcript of the Ruane, Cunniff & Goldfarb Inc. Sequoia Fund, Inc. “Annual Investor Day 2015” meeting that was held on May 15th.

Sincerely,

Robert D. Goldfarb	David M. Poppe
President	Executive Vice President

August 19, 2015

Sequoia Fund, Inc.

Sector Breakdown

(Unaudited)

As of June 30, 2015	%of net assets

Healthcare	30.0%

U.S. Government Obligations	15.3%

Diversified Companies	10.6%

Retailing	6.7%

Aerospace/Defense	4.6%

Auto Parts	4.3%

Industrial & Construction Supplies	4.2%

Information Processing	3.2%

Flooring Products	2.5%

Veterinary Diagnostics	2.3%

Internet Software & Services	2.0%

Dental Equipment	1.4%

Precision Instruments	1.2%

Application Software	1.2%

Investment Banking & Brokerage	1.0%

Other	9.5%

100.0%

Fund’s Largest Holdings

(Unaudited)

The table below shows the Fund’s positions that constituted at least 3% of the Fund’s net assets as of June 30, 2015:

	% of net assets
Position	6/30/2015	12/31/2014

Valeant Pharmaceuticals	28.7%	20.0%

Berkshire Hathaway	10.6%	12.9%

TJX	5.0%	8.3%

O’Reilly Automotive	4.3%	3.9%

Fastenal Company	4.2%	5.1%

MasterCard	3.2%	3.2%

	56.0%	53.4%

Sequoia Fund, Inc.

Fees And Expenses of The Fund

(Unaudited)

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Actual	$1,000	$1,097.80	$5.20
Hypothetical (5% return per year before expenses)	$1,000	$1,019.84	$5.01

* Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Sequoia Fund, Inc.

Schedule of Investments

June 30, 2015

(Unaudited)

(Percentages are of the Fund’s Net Assets)

Common Stocks (84.5%)

Shares		Value (Note 1)

	Advertising (0.7%)
929,021	Omnicom Group Inc.	$64,557,669

	Aerospace/Defense (4.6%)
1,200,000	Precision Castparts Corp.	239,844,000
11,652,000	Rolls-Royce Holdings plc (United Kingdom)	159,280,372

		399,124,372

	Apparel, Accessories & Luxury Goods (0.8%)
872,753	Compagnie Financiere Richemont SA (Switzerland)	70,990,818

	Application Software (1.2%)
257,100	Constellation Software, Inc. (Canada)	102,070,141

	Auto Parts (4.3%)
1,650,465	O’Reilly Automotive, Inc. (a)	372,972,081

	Construction & Engineering (0.7%)
1,455,996	Jacobs Engineering Group Inc. (a)	59,142,558

	Crude Oil & Gas Production (0.1%)
178,601	Canadian Natural Resources Limited (Canada)	4,850,803

	Dental Equipment (1.4%)
1,250,644	Sirona Dental Systems, Inc. (a)	125,589,671

	Diversified Companies (10.6%)
2,838	Berkshire Hathaway, Inc.-Class A (a)	581,364,300
2,510,104	Berkshire Hathaway, Inc.-Class B (a)	341,650,255

		923,014,555

	Diversified Manufacturing (0.8%)
761,792	Danaher Corporation	65,201,777

	Electrical & Mechanical Systems (0.4%)
771,799	EMCOR Group, Inc.	36,868,838

	Electronic Manufacturing Services (0.3%)
1,270,244	Trimble Navigation Limited (a)	29,799,924

	Flooring Products (2.5%)
1,140,877	Mohawk Industries, Inc. (a)	217,793,419

	Freight Transportation (0.0%)
62,653	Expeditors International, Inc.	2,888,617

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund, Inc.

Schedule of Investments (Continued)

June 30, 2015

(Unaudited)

Shares		Value (Note 1)

	Healthcare (30.0%)
459,640	Perrigo Company plc (Ireland)	$84,955,261
11,281,224	Valeant Pharmaceuticals International, Inc. (Canada) (a)	2,506,123,912
430,615	West Pharmaceutical Services, Inc.	25,010,119
19,932	Zoetis, Inc.	961,121

		2,617,050,413

	Industrial & Construction Supplies (4.2%)
8,712,162	Fastenal Company	367,478,993

	Industrial Gases (0.9%)
685,180	Praxair, Inc.	81,913,269

	Industrial Machinery (0.7%)
3,500,367	IMI plc (United Kingdom)	61,874,063

	Information Processing (3.2%)
2,974,345	MasterCard, Inc.-Class A	278,041,771

	Insurance Brokers (0.4%)
1,119,143	Brown & Brown, Inc.	36,775,039

	Internet Software & Services (2.0%)
161,452	Google, Inc.-Class A (a)	87,190,538
161,895	Google, Inc.-Class C (a)	84,267,967

		171,458,505

	Investment Banking & Brokerage (1.0%)
432,800	The Goldman Sachs Group, Incorporated	90,364,312

	IT Consulting & Other Services (0.9%)
464,967	International Business Machines Corp.	75,631,532

	Precision Instruments (1.2%)
837,443	Waters Corp. (a)	107,510,932

	Property and Casualty Insurance (0.7%)
31,041	Admiral Group plc (United Kingdom)	676,480
4,325,670	Hiscox Ltd. (Bermuda)	57,024,026
20,894	Verisk Analytics, Inc.-Class A (a)	1,520,247

		59,220,753

	Retailing (6.7%)
39,465	Costco Wholesale Corp.	5,330,143
848,687	Tiffany & Co.	77,909,467
6,594,400	TJX Companies, Inc.	436,351,448
890,120	Wal-Mart Stores, Inc.	63,136,212

		582,727,270

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund, Inc.

Schedule of Investments (Continued)

June 30, 2015

(Unaudited)

Shares		Value (Note 1)

	Specialty Chemicals (0.8%)
1,527,051	Croda International plc (United Kingdom)	$66,030,488

	Specialty Retailers (0.7%)
1,285,581	Cabela’s, Inc. (a)	64,253,338

	Veterinary Diagnostics (2.3%)
3,140,822	Idexx Laboratories, Inc. (a)	201,452,323

	Miscellaneous Securities (0.4%)(b)	37,369,224

	Total Common Stocks (Cost $2,185,428,192)	7,374,017,468

Principal Amount
Corporate Bond (0.1%)
	Miscellaneous Securities (b)	3,042,079

	Total Corporate Bond
	(Cost $3,026,522)	3,042,079

U.S. Government Obligations (15.3%)
$1,339,000,000	U.S. Treasury Bills, 0.000% - 0.015% due 7/2/2015 through 8/20/2015	1,338,999,820

	Total U.S. Government Obligations (Cost $1,338,999,820)	1,338,999,820

	Total Investments (99.9%) (Cost $3,527,454,534) (c)	8,716,059,367

	Other Assets Less Liabilities (0.1%)	10,786,315

	Net Assets (100.0%)	$8,726,845,682

(a)	Non-income producing security.

(b)	“Miscellaneous Securities” include holdings that are not restricted, have been held for not more than one year prior to June 30, 2015, and have not previously been publicly disclosed.

(c)	The cost for federal income tax purposes is identical.

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund, Inc.

Schedule of Investments (Continued)

June 30, 2015

(Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the six months ended June 30, 2015, there were no transfers into or out of Level 1 or 2 measurements in the fair value hierarchy. There were no level 3 securities held in the Fund during the six months ended June 30, 2015.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2015:

	Common Stocks	Corporate Bond	U.S. Government Obligations	Total
Level 1 - Quoted Prices	$7,374,017,468	$—	$—	$7,374,017,468
Level 2 - Other Significant
Observable Inputs	—	3,042,079	1,338,999,820	1,342,041,899

Total	$7,374,017,468	$3,042,079	$1,338,999,820	$8,716,059,367

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund, Inc.

Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets
Investments in securities, at value (cost $3,527,454,534) (Note 1)	$8,716,059,367
Cash on deposit	244,298,786
Receivable for capital stock sold	1,759,171
Dividends and interest receivable	4,008,664
Other assets	121,751

Total assets	8,966,247,739

Liabilities
Payable for investments purchased	230,033,818
Payable for capital stock repurchased	1,951,460
Accrued investment advisory fee	7,198,103
Accrued other expenses	218,676

Total liabilities	239,402,057

Net Assets	$8,726,845,682

Net Assets Consist of
Capital (par value and paid in surplus) $.10 par value capital stock, 100,000,000 shares authorized, 34,150,673 shares outstanding	$3,278,809,744
Accumulated net realized gains on investments (Note 4)	259,348,502
Unrealized appreciation on investments and foreign currency transactions	5,188,687,436

Net Assets	$8,726,845,682

Net asset value per share	$255.54

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund, Inc.

Statement of Operations

Six Months Ended June 30, 2015

(Unaudited)

Investment Income
Income
Dividends, net of $239,971 foreign tax withheld	$26,090,560
Interest	130,721

Total investment income	26,221,281

Expenses
Investment advisory fee (Note 2)	42,714,886
Transfer agent fees	446,129
Independent Directors fees and expenses	185,409
Professional fees	136,728
Custodian fees	61,988
Other	209,421

Total expenses	43,754,561
Less expenses reimbursed by Investment Adviser (Note 2)	965,291

Net expenses	42,789,270

Net investment loss	(16,567,989)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Realized gain (loss) on
Investments (Note 3)	292,061,994
Foreign currency transactions	(19,253)

Net realized gain on investments and foreign currency transactions	292,042,741
Net increase in unrealized appreciation on investments and foreign currency translations	511,856,988

Net realized and unrealized gain on investments and foreign currency transactions and translations	803,899,729

Net increase in net assets from operations	$787,331,740

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund, Inc.

Statements of Changes in Net Assets

	Six Months Ended 6/30/15 (Unaudited)	Year Ended 12/31/14

Increase (Decrease) in Net Assets
From operations
Net investment loss	$(16,567,989)	$(21,057,325)
Net realized gain on investments and foreign currency transactions	292,042,741	280,164,091
Net increase in unrealized appreciation on investments and foreign currency translations	511,856,988	309,150,144

Net increase in net assets from operations	787,331,740	568,256,910

Distributions to shareholders from
Net realized gains	(85,847,543)	(160,411,851)

Capital share transactions
Shares sold	191,545,809	407,033,294
Shares issued to shareholders on reinvestment of net realized gain distributions	75,974,588	142,551,694
Shares repurchased	(310,189,627)	(928,561,658)

Net decrease from capital share transactions	(42,669,230)	(378,976,670)

Total increase in net assets	658,814,967	28,868,389
Net Assets
Beginning of period	8,068,030,715	8,039,162,326

End of period (including accumulated net investment loss of $0 and $0, respectively)	$8,726,845,682	$8,068,030,715

Share transactions
Shares sold	762,520	1,811,779
Shares issued to shareholders on reinvestment of net realized gain distributions	291,280	632,137
Shares repurchased	(1,234,853)	(4,175,480)

Net decrease from capital share transactions	(181,053)	(1,731,564)

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund, Inc.

Financial Highlights

	Six Months Ended June 30, 2015		Year Ended December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Per Share Operating Performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$235.00		$222.92	$168.31	$145.50	$129.29	$109.90

Income from investment operations
Net investment (loss)		(0.49)	(0.61)	(0.72)	(0.41)	(0.42)	(0.00	)(a)
Net realized and unrealized gains on investments	23.56		17.23	58.73	23.22	17.45	21.35

Net increase in net asset value from operations	23.07		16.62	58.01	22.81	17.03	21.35

Less distributions
Distributions from net realized gains		(2.53)	(4.54)	(3.40)	—	(0.82)	(1.65)
Return of capital	—		—	—	—	—	(0.31)

Total distributions		(2.53)	(4.54)	(3.40)	—	(0.82)	(1.96)

Net asset value, end of period	$255.54		$235.00	$222.92	$168.31	$145.50	$129.29

Total Return	9.78	% (b)	7.56%	34.58%	15.68%	13.19%	19.50%

Ratios/Supplementary data
Net assets, end of period (in millions)	$8,726.8		$8,068.0	$8,039.2	$5,836.6	$4,914.0	$3,487.7
Ratio of expenses to average net assets
Before expense reimbursement	1.02	% (c)	1.03%	1.02%	1.03%	1.03%	1.04%
After expense reimbursement	1.00	% (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment (loss) to average net assets	(0.39	)% (c)	(0.26)%	(0.37)%	(0.26)%	(0.34)%	(0.00	)%(d)
Portfolio turnover rate	1	% (b)	8%	2%	5%	3%	23%

 (a) Represents less than ($0.005) per share.

 (b) Not annualized.

 (c) Annualized.

 (d) Represents less than (0.005)%.

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund, Inc.

Notes to Financial Statements (Unaudited)

Note 1— Significant Accounting Policies

Sequoia Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital. The following is a summary of significant accounting policies, consistently followed by the Fund in the preparation of its financial statements.

A.

Valuation of investments: Investments are carried at market value or at fair value as determined under the supervision of the Fund’s Board of Directors. Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed; securities traded in the NASDAQ Stock Market (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price. Securities for which there is no sale or Official Closing Price are valued at the mean between the last reported bid and asked prices.

Securities traded on a foreign exchange are valued at the Official Closing Price on the last business day of the period on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the New York Stock Exchange on the date of valuation.

U.S. Treasury Bills with remaining maturities of 60 days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of sixty days are stated at their discounted value based upon the mean between the bid and asked discount rates until the sixtieth day prior to maturity, at which point they are valued at amortized cost.

When reliable market quotations are insufficient or not readily available at time of valuation or when the Investment Adviser determines that the prices or values available do not represent the fair value of a security, such security is valued as determined in good faith by the Investment Adviser, in conformity with guidelines adopted by and subject to review by the Board of Directors.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of foreign securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

B.

Accounting for investments: Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Premiums and discounts on fixed

Sequoia Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

income securities are amortized over the life of the respective security. The net realized gain or loss on security transactions is determined for accounting and tax purposes on the specific identification basis.

C.

Federal income taxes: The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributes all of its taxable income to its stockholders. Therefore, no federal income tax provision is required.

D.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

E.	General: Dividends and distributions are recorded by the Fund on the ex-dividend date.

Note 2— Investment Advisory Contract and Payments to Interested Persons

Ruane, Cunniff & Goldfarb Inc. (the “Investment Adviser”) provides the Fund with investment advice and administrative services.

Under the terms of the Advisory Agreement, the Investment Adviser receives an investment advisory fee equal to 1% per annum of the Fund’s average daily net asset value. This percentage will not increase or decrease in relation to increases or decreases in the net asset value of the Fund. Under the Advisory Agreement, the Investment Adviser is contractually obligated to reimburse the Fund for the amount, if any, by which the operating expenses of the Fund (including the investment advisory fee) in any year exceed the sum of 1 1/2% of the average daily net asset value of the Fund for such year up to a maximum of $30,000,000 of net assets, plus 1% of the average daily net asset value in excess of $30,000,000. The expenses incurred by the Fund exceeded the limitation for the six months ended June 30, 2015 and the Investment Adviser reimbursed the Fund $965,291. Such reimbursement is not subject to recoupment by the Investment Adviser.

For the six months ended June 30, 2015, advisory fees of $42,714,886 were earned by the Investment Adviser and brokerage commissions of $181,661, and foreign security transaction fees of $46,961 were earned by Ruane, Cunniff & Goldfarb LLC, the Fund’s distributor and a wholly-owned subsidiary of the Investment Adviser. Certain officers of the Fund are also officers of the Investment Adviser and the Fund’s distributor. Ruane, Cunniff & Goldfarb LLC received no compensation from the Fund on the sale of the Fund’s capital shares for the period ended June 30, 2015. There were no other amounts accrued or paid to interested persons, including officers and directors.

Sequoia Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3— Portfolio Transactions

The aggregate cost of purchases and the proceeds from the sales of securities, excluding U.S. government obligations, for the six months ended June 30, 2015 were $91,420,673 and $533,986,305, respectively. Included in proceeds of sales is $34,533,589 representing the value of securities disposed of in payment of redemptions in-kind, resulting in realized gains of $32,711,087.

At June 30, 2015 the aggregate gross tax basis unrealized appreciation and depreciation of securities were $5,224,587,286 and $35,982,453, respectively.

Note 4— Federal Income Transactions

Distributions to shareholders are determined in accordance with Federal income tax regulations and may differ from those determined for financial statement purposes. To the extent these differences are permanent such amounts are reclassified within the capital accounts. During the six months ended June 30, 2015 permanent differences primarily due to realized gains on redemptions in-kind not recognized for tax purposes, net operating loss and different book and tax treatment of net realized gains on foreign currency transactions resulted in a net decrease in accumulated net realized gains of $32,691,834 with a corresponding increase in capital of $16,123,845, and a decrease to accumulated net investment loss of $16,567,989. These reclassifications had no effect on net assets.

The tax character of distributions paid for the six months ended June 30, 2015 and 2014 was as follows:

	2015	2014
Distributions paid from
Long-term capital gains	$85,847,543	$160,411,851

As of June 30, 2015 and December 31, 2014 the components of distributable earnings on a tax basis were as follows:

	2015	2014

Undistributed long-term gains	$259,348,502	$85,845,138
Unrealized appreciation	5,188,687,436	4,676,830,448

	$5,448,035,938	$4,762,675,586

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the positions are “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions taken on federal income tax returns for all open years (tax years ended December 31, 2011 through December 31, 2014) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

Sequoia Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 5— Interim Financial Statements

The interim financial statements have not been examined by the Fund’s independent registered public accounting firm and accordingly they do not express an opinion thereon.

Note 6— Indemnification

The Fund’s officers, directors and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss thereunder to be remote.

Note 7— Subsequent Events

Accounting principles generally accepted in the United States of America require the Fund to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Sequoia Fund, Inc.

Change in Independent Registered Accounting Firm

(Unaudited)

BBD, LLP (“BBD”) was previously the Fund’s independent registered public accounting firm. On June 23, 2015, BBD’s appointment as independent registered public accounting firm was terminated, and on July 30, 2015, KPMG, LLP (“KPMG”) was engaged as independent registered public accounting firm of the Fund for the fiscal year ending December 31, 2015. The decision to change independent registered public accounting firms was approved by the Fund’s audit committee and Board of Directors.

BBD’s reports on the Fund’s financial statements for the Fund’s two most recently completed fiscal years ended December 31, 2014 and December 31, 2013 did not contain any adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recently completed fiscal years ended December 31, 2014 and December 31, 2013 and through June 23, 2015, there were no disagreements between the Fund and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in connection with its reports. During the two years ended December 31, 2014 and 2013 and through June 23, 2015, there were no “reportable events” within the meaning of Item 304, paragraph (a)(1)(v), of Regulation S-K under the Securities Exchange Act of 1934.

Other Information

(Unaudited)

The Fund may be offered only to persons in the United States and by way of a prospectus. This should not be considered a solicitation or offering of any product or service to investors residing outside of the United States.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For information regarding the operation of the SEC’s Public Reference Room, call 1-800-SEC-0330. For a complete list of the Fund’s portfolio holdings, view the most recent semiannual or annual report on Sequoia Fund’s web site at http://www.sequoiafund.com/fund-reports.htm.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Visit Sequoia Fund’s web site at www.sequoiafund.com and use the “Shareholder Information” link to obtain all proxy information. This information may also be obtained from the Securities and Exchange Commission’s web site at www.sec.gov or by calling DST Systems, Inc. at (800) 686-6884.

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Sequoia Fund, Inc.

9 West 57th Street, Suite 5000

New York, New York 10019-2701

(800) 686-6884

Website: www.sequoiafund.com

Interested Directors

        Robert D. Goldfarb

        David M. Poppe

Independent Directors

        Roger Lowenstein, Chairperson of the Board

        Vinod Ahooja

        Edward Lazarus

        Sharon Osberg

        Robert L. Swiggett

Officers

Robert D. Goldfarb	—	President
David M. Poppe	—	Executive Vice President
Todd G. Ruoff	—	Executive Vice President & Secretary
Paul J. Greenberg	—	Treasurer
Michael Sloyer	—	General Counsel & Chief Compliance Officer
Michael Valenti	—	Assistant Secretary

Investment Adviser	Registrar and Transfer Agent
Ruane, Cunniff & Goldfarb Inc.	DST Systems, Inc.
9 West 57th Street, Suite 5000	P.O. Box 219477
New York, New York 10019-2701	Kansas City, Missouri 64121

Distributor	Accounting Agent
Ruane, Cunniff & Goldfarb LLC	BNY Mellon Investment
9 West 57th Street, Suite 5000	Services (US.) Inc.
New York, New York 10019-2701	4400 Computer Drive
Westborough, MA 01581
Custodian
The Bank of New York Mellon	Legal Counsel
MF Custody Administration Department	Seward & Kissel LLP
One Wall Street, 25th Floor	One Battery Park Plaza
New York, New York 10286	New York, New York 10004

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sequoia Fund, Inc.

By (Signature and Title)*	/s/ Robert D. Goldfarb
Robert D. Goldfarb, President and Principal Executive Officer
(principal executive officer)

Date	8/24/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert D. Goldfarb
Robert D. Goldfarb, President and Principal Executive Officer
(principal executive officer)

Date	8/24/2015

By (Signature and Title)*	/s/ Paul J. Greenberg
Paul J. Greenberg, Treasurer
(principal financial officer)

Date	8/24/2015

* Print the name and title of each signing officer under his or her signature.